Basis for Preparation - Hyperinflation Accounting (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Basis for Preparation
Decrease in total revenue	€ 19
Decrease in operating revenue	12
Other non-operating income/expense	25
Equity	(32)
Total liabilities increase (decrease)	€ 19